DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Mullen Automotive Inc., a Delaware corporation (“Mullen”, “we” or the “Company”), is a Southern California-based electric vehicle company that operates in various verticals of businesses within the automotive industry.

Mullen Automotive Inc., a California corporation (“Previous Mullen”), was originally formed on April 20, 2010, as a developer and manufacturer of electric vehicle technology and operated as the Electric Vehicle (“EV”) division of Mullen Technologies, Inc. (“MTI”) until November 5, 2021, at which time Previous Mullen underwent a capitalization and corporate reorganization by way of a spin-off to its shareholders, followed by a reverse merger with and into Net Element, Inc., which was accounted for as a reverse merger transaction, in which Previous Mullen was treated as the acquirer for financial accounting purposes (the “Merger”). The Company changed its name from “Net Element, Inc.” to “Mullen Automotive Inc.” and the Nasdaq ticker symbol for the Company’s common stock changed from “NETE” to “MULN” on the Nasdaq Capital Market at the opening of trading on November 5, 2021. Mullen is building and delivering the newest generation of commercial trucks through the Bollinger Motors and Electric Last Mile Solutions (“ELMS”) acquisitions.

Since acquiring a controlling interest in Bollinger Motors, Inc. in September 2022, Mullen has strategically expanded into the medium-duty truck segments (Classes 4-6) and the electric Sport Utility and Pickup Truck markets. In October 2022, Mullen successfully completed a significant acquisition of assets from ELMS, which included a manufacturing facility in Mishawaka, Indiana, and all necessary intellectual property for the design and production of Class 1 and Class 3 electric vehicles. The first electric vehicles, produced at our Tunica, Mississippi plant, were successfully delivered to customers in August 2023.

Since starting production, we have invoiced 412 vehicles, totaling $17.8 million. For the nine months ended June 30, 2024, we delivered 377 vehicles valued at $16.8 million. The Company will not recognize revenue or accounts receivable until payment is received, and the return policy for the vehicles no longer applies once the dealer sells the vehicles to the final customer.

Basis of Presentation and Principles of Consolidation

The unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Mullen Investment Properties LLC, a Mississippi corporation, Ottava Automotive, Inc., a California corporation, Mullen Real Estate, LLC, a Delaware corporation, Mullen Advanced Energy Operations, LLC, a California corporation, as well as a 60%-owned (on a fully dilutive basis) subsidiary Bollinger Motors Inc., a Delaware corporation. Intercompany accounts and transactions, if any, have been eliminated. Noncontrolling interest presented in these consolidated financial statements relates to the portion of equity (net assets) in subsidiaries not attributable, directly or indirectly, to Mullen. Net income or loss are allocated to noncontrolling interests by multiplying the relative ownership interest of the noncontrolling interest holders for the period by the net income or loss of the entity to which the noncontrolling interest relates.

These unaudited interim consolidated financial statements and the accompanying notes have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair statement of the results of operations for the periods presented. The condensed consolidated financial statements for any interim period are not necessarily indicative of the results to be expected for the full year or for any other future years or interim periods. Comprehensive loss is not separately presented as the amounts are equal to net loss for the three and nine months ended June 30, 2024 and 2023. These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended September 30, 2023 filed with the Securities and Exchange Commission (“SEC”) on January 16, 2024.

Reverse Stock Splits

During the calendar year ended December 31, 2023, we completed 3 reverse stock splits in order to regain compliance with NASDAQ Listing Rule 5550(a)(2). In May 2023, we completed a 1-for-25 reverse split of our outstanding shares of common stock. In August 2023, we completed a 1-for-9 reverse split of our outstanding shares of common stock. In December 2023, we completed a 1-for-100 reverse split of our outstanding shares of common stock.

On January 24, 2024, the Company received formal notice from The Nasdaq Stock Market LLC confirming the Company had regained compliance with the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). On March 6, 2024, the Company received formal notice from Nasdaq confirming that it had regained compliance with the annual shareholder meeting requirement set forth in Nasdaq Listing Rule 5620(a).

As a result of the reverse stock splits, the number of shares of common stock that can be issued upon exercise of warrants, preferred stock, and other convertible securities, as well as any commitments to issue securities, that provide for adjustments in the event of a reverse stock split, was appropriately adjusted pursuant to their applicable terms for the reverse stock splits. If applicable, the conversion price for each outstanding share of preferred stock and the exercise price for each outstanding warrant was increased, pursuant to their terms, in inverse proportion to the split ratio such that upon conversion or exercise, the aggregate conversion price for conversion of preferred stock and the aggregate exercise price payable by the warrant holder to the Company for shares of common stock subject to such warrant will remain approximately the same as the aggregate conversion or exercise price, as applicable, prior to the reverse stock splits. The reverse stock splits did not change the authorized number of shares or the par value of the common stock nor modified any voting rights of the common stock.

No proportionate adjustment was made to the number of shares reserved for issuance pursuant to the Company’s 2022 Equity Incentive Plan (the “2022 Plan”) pursuant to an amendment to the 2022 Plan approved by stockholders in August 2023, increasing the maximum aggregate number of shares of common stock and stock equivalents available for the grant of awards under the 2022 Plan by an additional 52,000,000 shares, which amount is not subject to any decrease or increase in the number shares of common stock resulting from a stock spilt, reverse stock split, recapitalization, combination, reclassification, the payment of a stock dividend on the common stock or any other decrease in the number of such shares of common stock effected without receipt of consideration by the Company.

No fractional shares were issued in connection with the reverse stock splits. All shares of common stock that were held by a stockholder were aggregated subsequent to the reverse stock split and each fractional share resulting from such aggregation held by a stockholder was rounded up to the next whole share. As a result, an additional 321,048 shares were issued for the benefit of stockholders that would otherwise obtain fractional shares upon reverse stock split in December 2023.

The number and par value of Series A Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were not affected by the reverse stock splits, but their conversion ratios have been proportionally adjusted. There were no outstanding shares of Series B Preferred Stock as of the effective date of the reverse stock splits.

The Company retroactively adjusted its historical financial statements to reflect the reverse stock splits (See Note 10 - Loss per share for reverse stock splits effect on loss per share). All issued and outstanding common stock and per share amounts contained in the financial statements have been adjusted to reflect the reverse stock splits for all periods presented. The common stock and additional paid-in-capital line items of the financial statements were adjusted to account for the reverse stock splits for all periods presented (with $833,431 value of common stock decreased and additional paid-in-capital increased on September 30, 2022).

NOTE 1 – DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Description of Business

Mullen Automotive Inc., a Delaware corporation (“MAI”, “Mullen”, “we” or the “Company”), is a Southern California-based development-stage electric vehicle company that operates in various verticals of businesses focused within the automotive industry.

Mullen Automotive Inc., a California corporation (“Previous Mullen”), was originally formed on April 20 2010, as a developer and manufacturer of electric vehicle technology and operated as the Electric Vehicle (“EV”) division of Mullen Technologies, Inc. (“MTI”) until November 5, 2021, at which time Previous Mullen underwent a capitalization and corporate reorganization by way of a spin-off to its shareholders, followed by a reverse merger with and into Net Element, Inc., which was accounted for as a reverse merger transaction, in which Previous Mullen was treated as the acquirer for financial accounting purposes. (the “Merger”). The Company changed its name from “Net Element, Inc.” to “Mullen Automotive Inc” and the Nasdaq ticker symbol for the Company’s common stock changed from “NETE” to “MULN” on the Nasdaq Capital Market at the opening of trading on November 5, 2021.

Mullen is building and delivering the newest generation of Commercial Trucks. We also have a portfolio of high-performance Passenger vehicles in various stages of Product Development for launch in subsequent years.

Acquisition of controlling interest in Bollinger Motors, Inc. (see Note 4) in September 2022 positioned Mullen into the medium duty truck classes 4-6, along with the Sport Utility and Pick Up Trucks EV segments. First Bollinger vehicles are expected to be sold in 2024.

The second acquisition (see Note 4) was in October 2022, when the U.S. Bankruptcy Court approved the Company acquisition ELMS’ (Electric Last Mile Solutions) assets in an all-cash purchase. With this transaction, Mullen acquired ELMS’ manufacturing plant in Mishawaka Indiana and all the intellectual property needed to engineer and build Class 1 and Class 3 electric vehicles. These vehicles are intended for sale primarily on the US markets. First vehicles produced by this manufacturing plant have been delivered to customers during the year ended September 30, 2023.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Mullen Investment Properties LLC, a Mississippi corporation, Ottava Automotive, Inc., a California corporation, Mullen Real Estate, LLC, a Delaware corporation, as well as a 60%-owned subsidiary Bollinger Motors Inc., a Delaware corporation. Intercompany accounts and transactions have been eliminated, if any.

Noncontrolling interest presented in these consolidated financial statements relates to the portion of equity (net assets) in subsidiaries not attributable, directly or indirectly, to Mullen. Net income or loss are allocated to noncontrolling interests by multiplying the relative ownership interest of the noncontrolling interest holders for the period by the net income or loss of the entity to which the noncontrolling interest relates.

The financial statements reflect the consolidated financial position and results of operations of Mullen, which have been prepared in accordance with Generally Accepted Accounting Principles in the United States (“U.S. GAAP”).

Reverse Stock Splits

In January 2023, the Company’s stockholders, in an effort for the Company to regain compliance with NASDAQ listing rules, approved a proposal to authorize the Board of the Company (the “Board”) to implement a reverse stock split of the outstanding shares of the Company’s common stock at a ratio up to 1-for-25. Pursuant to such authority granted by the Company’s stockholders, the Board approved a reverse stock split of the Company’s common stock at a rate of 1-for-25 shares of common stock, which resulted in a reduction in the number of outstanding shares of common stock and a proportionate increase in the value of each share. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on May 4, 2023.

In August 2023, the Company’s stockholders approved a proposal to authorize the Board to implement a second reverse stock split of the outstanding shares of the Company’s common stock at a ratio up to 1-for-100. Pursuant to such authority granted by the Company’s stockholders, the Board approved a reverse stock split of the Company’s common stock at a rate of 1-for-9 shares of common stock, which resulted in a reduction in the number of outstanding shares of common stock and a proportionate increase in the value of each share. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on August 11, 2023.

In December 2023, the stockholders approved a proposal to authorize a reverse stock split of the Company’s common stock at a ratio within the range of 1-for-2 to 1-for-100, as determined by the Board of the Company. The Board approved a 1-for-100 reverse stock split effective on December 21, 2023. As a result of the reverse stock split, every 100 shares of the Company’s pre-reverse stock split common stock combined and automatically became 1 share of common stock.

As a result of the reverse stock splits, the number of shares of common stock that can be issued upon exercise of warrants, preferred stock, and other convertible securities, as well as any commitments to issue securities, that provide for adjustments in the event of a reverse stock split, was appropriately adjusted pursuant to their applicable terms for the reverse stock splits. If applicable, the conversion price for each outstanding share of preferred stock and the exercise price for each outstanding warrant was increased, pursuant to their terms, in inverse proportion to the split ratio such that upon conversion or exercise, the aggregate conversion price for conversion of preferred stock and the aggregate exercise price payable by the warrant holder to the Company for shares of common stock subject to such warrant will remain approximately the same as the aggregate conversion or exercise price, as applicable, prior to the reverse stock splits.

The reverse stock splits have not changed the authorized number of shares or the par value of the common stock nor modified any voting rights of the common stock.

No proportionate adjustment was made to the number of shares reserved for issuance pursuant to the Company’s 2022 Equity Incentive Plan as per decision of stockholders that approved an amendment to the Plan in August 2023, increasing the maximum aggregate number of shares of common stock and stock equivalents available for the grant of awards under the 2022 Plan by an additional 52,000,000 shares, which amount is not subject to any decrease or increase in the number shares of common stock resulting from a stock spilt, reverse stock split, recapitalization, combination, reclassification, the payment of a stock dividend on the common stock or any other decrease in the number of such shares of common stock effected without receipt of consideration by the Company.

No fractional shares were issued in connection with the reverse stock splits. All fractional shares were rounded up to the nearest whole share. The number and par value of Series A Preferred Stock, Series C Preferred Stock and Series D Preferred Stock were not affected by the reverse stock splits, but their conversion ratios have been proportionally adjusted. There were no outstanding shares of Series B Preferred Stock as of the effective date of the reverse stock splits.

The Company retroactively adjusted its historical financial statements to reflect the reverse stock splits (See Note 10 for reverse stock splits effect on loss per share). All issued and outstanding common stock and per share amounts contained in the financial statements have been adjusted to reflect the reverse stock splits for all periods presented. The common stock and additional paid-in-capital line items of the financial statements were adjusted to account for the reverse stock splits for all periods presented (with $833,431 and $7,048 value of common stock decreased and additional paid-in-capital increased on September 30, 2022, and on October 1, 2021, respectively).

The impact of the reverse stock splits on the shares of common stock previously reported for the fiscal year ended September 30, 2022 was as follows:

	Pre-RSS	Adjustment to RSS 1:25	Adjustment to RSS 1:9	Adjustment to RSS 1:100	Total post-RSS
Balance, September 30, 2021	7,048,387	(6,766,452)	(250,609)	(31,013)	313
Increase of common stock during fiscal year 2022	826,419,793	(793,363,001)	(29,383,815)	(3,636,247)	36,730
Balance, September 30, 2022	833,468,180	(800,129,453)	(29,634,424)	(3,667,260)	37,043